Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Pending or threatened litigation [Member] Access Industries Indemnity Demand [Member]	Dec. 31, 2007 Pending or threatened litigation [Member] Access Industries Indemnity Demand [Member]
Environmental Remediation [Abstract]
Total accrued liability for future environmental remediation costs	$ 126,000,000	$ 120,000,000	$ 107,000,000
Accrued liability for individual site range, minimum	less than $1 million
Accrued liability for individual site range, maximum	23,000,000
Accrual for environmental loss contingencies [Roll Forward]
Balance at beginning of period	120,000,000	107,000,000
Additional provisions	16,000,000	25,000,000
Amounts paid	(12,000,000)	(8,000,000)
Foreign exchange effects	2,000,000	(4,000,000)
Balance at end of period	126,000,000	120,000,000	107,000,000
Lawsuits [Abstract]
Shareholder's ownership interest in the company				more than five percent
Minimum value of damages sought by plaintiff				100,000,000
Indemnification Demands [Abstract]
Damages sought by plaintiffs					723,000
Change in estimated contingency related to indemnification dispute			$ 64,000,000